Related Party Transactions	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Deconsolidation of Teekay Offshore	Related Party Transactions
The Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company is reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the three and six months ended June 30, 2020, the Company earned $19.9 million and $37.4 million, respectively (three and six months ended June 30, 2019 – $16.8 million and $32.6 million, respectively), of fees pursuant to these management agreements and reimbursement of costs.

In September 2018, Teekay LNG entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate. Time-charter hire expenses for the three and six months ended June 30, 2020 were $5.4 million and $11.3 million, respectively (three and six months ended June 30, 2019 – $3.1 million and $8.7 million, respectively).

On May 11, 2020, Teekay and Teekay LNG agreed to eliminate all of the Teekay LNG's incentive distribution rights, which were held by Teekay GP LLC, in exchange for 10.75 million newly-issued common units of Teekay LNG. As a result of the share issuance of Teekay LNG, the Company recorded a decrease to accumulated deficit of $116.6 million and an increase to accumulated other comprehensive loss of $9.0 million with a corresponding decrease in non-controlling interests of $107.6 million. The $116.6 million represents Teekay’s dilution gain from the issuance of new common units by Teekay LNG and is credited directly to equity, and the $9.0 million represents the change in Teekay's interest in Teekay LNG's accumulated other comprehensive loss.

On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company’s remaining interests in Altera Infrastructure L.P. (or Altera) (previously known as Teekay Offshore Partners L.P (or Teekay Offshore)), which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (described below), for total cash proceeds of $100 million (or the 2019 Brookfield Transaction). Subsequent to the 2019 Brookfield Transaction, Altera is no longer a related party of Teekay.

Subsequent to the deconsolidation of Altera in September 2017 and prior to the 2019 Brookfield Transaction, the Company accounted for its investment in Altera's general partner and common units under the equity method of accounting. Based on the 2019 Brookfield Transaction, the Company remeasured its investment in Altera to fair value at March 31, 2019 based on the Altera publicly-traded unit price at that date, resulting in a write-down of $64.9 million reflected in equity loss on the Company's unaudited consolidated statements of income (loss) for the six months ended June 30, 2019. The Company recognized a loss on sale of $8.9 million upon completion of the 2019 Brookfield Transaction in May 2019.

In March 2018, Altera entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million was provided by Teekay and up to $100.0 million was provided by Brookfield. Teekay’s $25.0 million loan to Altera was among the assets sold by Teekay to Brookfield in the 2019 Brookfield Transaction.

On September 25, 2017, Teekay, Altera and Brookfield completed a strategic partnership (or the 2017 Brookfield Transaction), which resulted in the deconsolidation of Altera as of that date. Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Altera’s ship management, commercial, technical, strategic, business development and administrative service needs. On January 1, 2018, as part of the 2017 Brookfield Transaction, Altera acquired a 100% ownership interest in seven subsidiaries (or the Transferred Subsidiaries) of Teekay at carrying value.

Subsequent to their transfer to Altera, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic, and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continue to provide certain other ship management, commercial, technical, strategic and administrative services to Altera.

Revenues recognized by the Company for services provided to Altera for the periods from April 1, 2019 to May 8, 2019 and January 1, 2019 to May 8, 2019 were $2.3 million and $7.6 million, respectively, which were recorded in revenues on the Company's unaudited consolidated statements of income (loss). Fees paid by the Company to Altera for services provided by Altera to the Company for the periods from April 1, 2019 to May 8, 2019 and January 1, 2019 to May 8, 2019 were $3.3 million and $9.6 million, respectively, which were recorded in vessel operating expenses and general and administrative expenses on the Company's unaudited consolidated statements of income (loss).

As at June 30, 2019, two shuttle tankers and two FSO units of Altera were employed on long-term time-charter out or bareboat contracts to subsidiaries of Teekay. Time-charter hire expenses paid by the Company to Altera for the periods from April 1, 2019 to May 8, 2019 and January 1, 2019 to May 8, 2019 were $6.1 million and $20.8 million, respectively.